Fair Value - Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial Assets [Abstract]
Cash and cash equivalents	$ 27,321	$ 37,689	$ 48,412	$ 78,321
Available for sale securities, at fair value	170,220	176,513
Loans held for sale	1,764	5,069
Loans and Leases Receivable, Net Amount	1,047,410	685,163
Federal Home Loan Bank Stock	13,109	8,078
Accrued interest receivable	4,021	3,215
Financial Liabilities [Abstract]
Deposits	984,749	705,148
Mortgagors' and investors' escrow accounts	3,214	3,207
Federal Home Loan Bank advances	176,272	97,699
Junior subordinated debt owed to unconsolidated trust	8,248	8,248
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Financial Assets [Abstract]
Cash and cash equivalents	27,321	37,689
Available for sale securities, at fair value	170,220	176,513
Loans held for sale	1,764	5,069
Loans and Leases Receivable, Net Amount	1,047,410	685,163
Federal Home Loan Bank Stock	13,109	8,078
Accrued interest receivable	4,021	3,215
Financial Liabilities [Abstract]
Deposits	984,749	705,148
Mortgagors' and investors' escrow accounts	3,214	3,207
Federal Home Loan Bank advances	176,272	97,699
Junior subordinated debt owed to unconsolidated trust	8,248	8,248
Derivative Assets [Abstract]
Derivative Loan Commitments	14	13
Forward Sale Loan Commitments, Asset	8	4
Derivative Liabilities [Abstract]
Derivative Loan Commitments, Liability		3
Forward Sale Loan Commitments, Liability		1
Interest Rate Derivative Liabilities, at Fair Value	486	849
Estimate of Fair Value, Fair Value Disclosure [Member]
Financial Assets [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	27,321	37,689
Available for sale securities, Fair Value Disclosure	170,220	176,513
Loans Held-for-sale, Fair Value Disclosure	1,766	5,232
Loans Receivable, Fair Value Disclosure	1,050,834	703,925
Federal Home Loan Bank Stock, Fair Value Disclosure	13,109	8,078
Accrued interest receivable, Fair Value Disclosure	4,021	3,215
Financial Liabilities [Abstract]
Deposits, Fair Value Disclosure	987,705	709,357
Mortgagors' and investors' escrow accounts, Fair Value Disclosure	3,214	3,207
Federal Home Loan Bank Borrowings, Fair Value Disclosure	178,448	102,919
Junior subordinated debt owed to unconsolidated trust, Fair Value Disclosure	6,337	5,268
Derivative Assets [Abstract]
Derivative Loan Commitments	14	13
Forward Sale Loan Commitments, Asset	8	4
Derivative Liabilities [Abstract]
Derivative Loan Commitments, Liability		3
Forward Sale Loan Commitments, Liability		1
Interest Rate Derivative Liabilities, at Fair Value	486	849
Fair Value, Inputs, Level 1 [Member]
Financial Assets [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	27,321	37,689
Available for sale securities, Fair Value Disclosure	8,975	1,035
Loans Held-for-sale, Fair Value Disclosure	0	0
Loans Receivable, Fair Value Disclosure	0	0
Federal Home Loan Bank Stock, Fair Value Disclosure	0	0
Accrued interest receivable, Fair Value Disclosure	0	0
Financial Liabilities [Abstract]
Deposits, Fair Value Disclosure	0	0
Mortgagors' and investors' escrow accounts, Fair Value Disclosure	0	0
Federal Home Loan Bank Borrowings, Fair Value Disclosure	0	0
Junior subordinated debt owed to unconsolidated trust, Fair Value Disclosure	0	0
Derivative Assets [Abstract]
Derivative Loan Commitments	0	0
Forward Sale Loan Commitments, Asset	0	0
Derivative Liabilities [Abstract]
Derivative Loan Commitments, Liability		0
Forward Sale Loan Commitments, Liability		0
Interest Rate Derivative Liabilities, at Fair Value	0	0
Fair Value, Inputs, Level 2 [Member]
Financial Assets [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Available for sale securities, Fair Value Disclosure	160,054	171,082
Loans Held-for-sale, Fair Value Disclosure	0	0
Loans Receivable, Fair Value Disclosure	0	0
Federal Home Loan Bank Stock, Fair Value Disclosure	0	0
Accrued interest receivable, Fair Value Disclosure	0	0
Financial Liabilities [Abstract]
Deposits, Fair Value Disclosure	0	0
Mortgagors' and investors' escrow accounts, Fair Value Disclosure	0	0
Federal Home Loan Bank Borrowings, Fair Value Disclosure	178,448	102,919
Junior subordinated debt owed to unconsolidated trust, Fair Value Disclosure	6,337	5,268
Derivative Assets [Abstract]
Derivative Loan Commitments	0	0
Forward Sale Loan Commitments, Asset	0	0
Derivative Liabilities [Abstract]
Derivative Loan Commitments, Liability		0
Forward Sale Loan Commitments, Liability		0
Interest Rate Derivative Liabilities, at Fair Value	486	849
Fair Value, Inputs, Level 3 [Member]
Financial Assets [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Available for sale securities, Fair Value Disclosure	1,191	4,396
Loans Held-for-sale, Fair Value Disclosure	1,766	5,232
Loans Receivable, Fair Value Disclosure	1,050,834	703,925
Federal Home Loan Bank Stock, Fair Value Disclosure	13,109	8,078
Accrued interest receivable, Fair Value Disclosure	4,021	3,215
Financial Liabilities [Abstract]
Deposits, Fair Value Disclosure	987,705	709,357
Mortgagors' and investors' escrow accounts, Fair Value Disclosure	3,214	3,207
Federal Home Loan Bank Borrowings, Fair Value Disclosure	0	0
Junior subordinated debt owed to unconsolidated trust, Fair Value Disclosure	0	0
Derivative Assets [Abstract]
Derivative Loan Commitments	14	13
Forward Sale Loan Commitments, Asset	8	4
Derivative Liabilities [Abstract]
Derivative Loan Commitments, Liability		3
Forward Sale Loan Commitments, Liability		1
Interest Rate Derivative Liabilities, at Fair Value	$ 0	$ 0